Related Party Transactions - Additional Information (Detail)	0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended		6 Months Ended			6 Months Ended				6 Months Ended
	Aug. 01, 2013 USD ($)	Jun. 30, 2014	Aug. 01, 2013	Aug. 01, 2013 Knutsen Shuttle Tankers 13 AS [Member]	Jun. 30, 2014 Knutsen Shuttle Tankers 14 AS [Member]	Aug. 01, 2013 Seller's Credit [Member] USD ($)	Jun. 30, 2014 TSSI [Member]	Jun. 30, 2014 NYK [Member]	Jul. 01, 2012 KNOT Management AS [Member]	Jun. 30, 2014 Non-Management Directors [Member] Director Fee [Member] USD ($)	Jun. 30, 2014 Non-Management Directors [Member] Committee Fee [Member] USD ($)	Jun. 30, 2014 Chief Executive and Financial Officer [Member] GBP (£)	Jun. 30, 2014 Chief Executive and Financial Officer [Member] USD ($)	Jun. 30, 2014 Chief Executive and Financial Officer [Member] Relocation Expenses [Member] Maximum [Member] GBP (£)
Schedule of Other Related Party Transactions [Line Items]
Partnership, ownership interest				100.00%	100.00%		50.00%	50.00%
Limited partnership (LP), ownership structure		KNOT is owned 50% by TSSI and 50% by NYK. TSSI also controls 99% of KOAS, which subcontracts services from Knutsen OAS Management AS, which served as the vessel management companies for KNOT and its subsidiaries until June 30, 2012. As of July 1, 2012, KNOT Management AS, a 100% owned subsidiary of KNOT, assumed responsibility for the commercial and technical management of the Vessels.
Ownership percentage by parent									100.00%
Commercial Management Agreement termination, date		Feb. 18, 2013
Partnership agreement, description		On March 25, 2013, the Partnership entered into an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS. Certain of the services intended to be provided to the Partnership by KOAS have been performed by KNOT under the same terms as the services provide to the Partnership by KOAS.
Guarantor obligations, related party disclosure		Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the existing charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. The Partnership will not incur any guarantee commissions in the future relating to such guarantees.
Partnership term, description		The new charter has an initial term of two years. BG Group has options to extend the term of the new charter for three additional one-year periods. The new charter will commence in the fourth quarter of 2015. If all three extension options are exercised, the Windsor Knutsen will operate for BG Group until the end of 2020.
Partnership term, period		2 years
Agreement date												Mar. 28, 2013
Effective date of agreement												Apr. 28, 2013
Management and Directors, Compensation										$ 40,000	$ 5,000	£ 200,000		£ 30,000
Accrued salaries													47,000
Business acquisition purchase price settlement, loan						10,500,000
Business acquisition purchase price settlement, loan		The Seller Loan is non-amortizing and matures in August 2018 or earlier if the parties agree.
Interest rate, description		The Seller Loan bears interest at LIBOR plus a margin of 4.5%.
Interest rate			4.50%
Default interest rate, per annum	8.00%
Loan reduced as settlement for working capital	$ 100,000